Earnings per Share	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per Share
Earnings per Share

7.Loss per Share

All common stock issued (including any restricted shares issued under the Company’s equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions as set forth in the respective stock award agreements, as applicable. Furthermore, Class A warrants are entitled to receive dividends which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes. Class A warrants do not participate in losses. For the six month period ended June 30, 2022, the Company declared and paid aggregate cash dividends to its common and Class A warrants’ holders of $1,790 and $868, respectively. No dividends were declared during the period from inception (April 15, 2021) through June 30, 2021. For the six month period ended June 30, 2022, the calculation of basic earnings/(loss) per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed. Incremental shares are the number of shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. The computation of diluted earnings per share reflects the potential dilution from conversion of outstanding Series C preferred convertible stock calculated with the “if converted” method. The dilutive effect of share-based compensation arrangements (following assumed conversion of Series C preferred stock to common under the “if converted method”) and Class A warrants is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period. No incremental shares were calculated from the application of the treasury stock method for i) the Class A warrants and ii) the share-based compensation arrangements (following assumed conversion of Series C preferred stock to common under the “if converted method”) and the “if converted” method for the Series C convertible preferred stock as the Company incurred losses and the effect of such shares was anti-dilutive. There were no dilutive shares for the period from inception (April 15, 2021) through June 30, 2021.

Also, loss attributable to common equity holders is adjusted by the amount of dividends on Series C Preferred Stock and dividends on Class A warrants as follows:

		From April 15
		2021 through
	June 30, 2022	June 30, 2021
Net income/(loss)	$1,062	$(1)
Less dividends on series C preferred stock	(471)	—
Less dividends on Class A warrants	(868)	—
Net loss attributed to common stockholders	$(277)	$(1)
Weighted average number of common stock, basic	25,691,205	500
Weighted average number of common stock, diluted	25,691,205	500
Loss per share, basic	$(0.01)	$(2)
Loss per share, diluted	$(0.01)	$(2)

7. Earnings per Share

All common stock issued (including any restricted shares issued under the Company’s incentive plans) are the Company’s common stock and have equal rights to vote and participate in dividends. The calculation of basic earnings/(loss) per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed. Incremental shares are the number of shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. The computation of diluted earnings per share reflects the potential dilution from conversion of outstanding Series C preferred convertible stock (Note 6(d)) calculated with the “if converted” method.

Also, profit attributable to common equity holders is adjusted by the amount of dividends on Series C Preferred Stock as follows:

From
April 15, 2021 through
December 31, 2021
Net income	$134
Less dividends on series C preferred stock	(69)
Net income attributed to common stockholders	$65

Weighted average number of common stocks, basic	8,820,240
Effect of dilutive shares	3,455,451
Weighted average number of common stock, diluted	12,275,691

Earnings per share, basic	$0.01
Earnings per share, diluted	$0.01